Related Party Transactions	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Related Party Transactions
18.
Related Party Transactions

The Company’s Chief Executive Officer and member of the Company’s Board of Directors, as well as the Company’s Chief Technology Officer, entered into a Second Amended and Restated Right of First Refusal and Co-Sale Agreement on August 31, 2020. This agreement provides for customary rights of first refusal and co-sale related to certain sales of Zapata capital stock. This agreement terminated upon the Closing of the Merger.

A former member of the Board of Directors of Legacy Zapata that left the Board of Directors in March 2024 also provided consulting services to the Company. For each of the six months ended June 30, 2024 and 2023, the Company remitted fees of $15 and $31 to the member of its Board of Directors for these services. Additionally, a former member of Legacy Zapata’s Board of Directors that left the Board of Directors in January 2023 also provided consulting services to the Company. The amount of fees that the Company remitted to the former member of its Board of Directors for the services rendered during the six months ended June 30, 2023 was immaterial.

On June 13, 2023, the Company issued two Senior Notes with respective principal amounts of $500 to each of two greater than 5% stockholders of Legacy Zapata. On June 28, 2023, Legacy Zapata approved the appointment of a new member of its Board of Directors. The Company issued a Senior Note with a principal amount of $500 to this member on July 2, 2023. In December 2023, all outstanding Senior Notes were canceled and reissued as Senior Secured Notes (see Note 8). On March 28, 2024, each of the two notes issued on June 13, 2023 was converted in full into 127,554 shares of common stock, and the note issued on July 2, 2023 was converted into 126,348 shares of common stock.

One of AAC’s affiliates, Andretti Global, has preexisting contractual relationships with the Company. In February 2022, Andretti Global entered into i) an enterprise solution subscription agreement and ii) a sponsorship agreement with the Company (see Note 16), both of which expire on December 31, 2024. During each of the three and six months ended June 30, 2024 and 2023, the Company recorded $433, $433, $866 and $866 in revenue related to the enterprise solution subscription agreement. Andretti Global also entered into a managed service agreement with the Company in October 2022. For the three and six months ended June 30, 2024 and 2023, the Company recorded $0, $61, $0 and $123, respectively, in revenue related to the enterprise managed service agreement. For the three and six months ended June 30, 2024 and 2023, the Company recorded $696, $696, $1,391 and $1,391 in sales and marketing expense related to the sponsorship agreement. The Company recognizes expense for the agreement over the period of service and will recognize $1,391 for the remaining six months during the year ending December 31, 2024. The remaining committed future payments under the sponsorship agreement at June 30, 2024 include $3,750 in accounts payable at June 30, 2024 and payments of $750 due in July 2024. There was $2,235 and $829 due from related parties as of June 30, 2024 and December 31, 2023 and $4,083 and $1,500 of payables due to related parties in connection with these agreements as of June 30, 2024 and December 31, 2023, respectively.

On March 28, 2024, the Company entered into a sponsorship agreement with Andretti Autosport 1, LLC, an affiliate of Andretti Global, which expires on December 31, 2024. The Company’s committed future payments under the sponsorship agreement total $1,000 and are due from July to November 2024.

On March 28, 2024, the Company entered into an Order Form under the February 2022 enterprise solution subscription agreement with Andretti Global. Pursuant to the agreement, Andretti Global agreed to pay the Company a total of $1,000 from August to December 2024, subject to the Company’s payment of the sponsorship fee to Andretti Autosport 1, LLC.

Zapata Computing Inc [Member]
Related Party Transactions

15. Related Party Transactions

The Company’s Chief Executive Officer and member of the Company’s Board of Directors, as well as the Company’s Chief Technology Officer, entered into a Second Amended and Restated Right of First Refusal and Co-Sale Agreement on August 31, 2020. This agreement provides for customary rights of first refusal and co-sale related to certain sales of Zapata capital stock. This agreement will terminate upon the Closing of the Merger.

A member of the Board of Directors of the Company at December 31, 2023 also provides consulting services to the Company. For the years ended December 31, 2023 and 2022, the Company remitted fees of $62 and $62 to the member of its Board of Directors for these services. Additionally, a former member of the Company’s Board of Directors that left the Board of Directors in January 2023 also provided consulting services to the Company. The amount of fees that the Company remitted to the former member of its Board of Directors for the services rendered during the years ended December 31, 2023 and 2022 was immaterial. There was zero due from related parties as of December 31, 2023 and 2022 and an immaterial amount and zero of payables due to related parties as of December 31, 2023 and 2022, respectively.

On June 13, 2023, the Company issued two Senior Notes with respective principal amounts of $500 to each of two greater than 5% stockholders of the Company. On June 28, 2023, the Company approved the appointment of a new member of its Board of Directors. The Company issued a Senior Note with a principal amount of $500 to this member on July 2, 2023. In December 2023, all outstanding Senior Notes were canceled and reissued as Senior Secured Notes (see Note 6).

Entrance into Business Combination Agreement

On September 6, 2023, the Company entered into a business combination agreement with Andretti Acquisition Corp., a Cayman Islands exempted company incorporated with limited liability (“AAC”) and Tigre Merger Sub, Inc., a Delaware corporation and wholly owned subsidiary of AAC (“Merger Sub”) to effectuate a business combination between AAC and the Company. Pursuant to the proposed terms in the business combination agreement, immediately prior to the Closing of the Merger, AAC will change its jurisdiction of incorporation by migrating out of the Cayman Islands and domesticating as a Delaware corporation, changing its name to Zapata Computing Holdings Inc. At the effective time of the business combination, Merger Sub will merge with and into the Company, with the Company surviving as a wholly owned subsidiary of AAC. The parent company following completion of the business combination is referred to as the “Surviving Company”.

Subject to the terms of the business combination agreement, the existing shareholders of the Company will receive new shares of the combined company (the “New Company Common Stock”) and AAC holders of common stock will exchange their securities of AAC for shares of New Company Common Stock in the Domestication (as defined below). At the effective time of the Merger, the existing stockholders of the Company will be entitled to receive shares of New Company Common Stock and all holders of options to purchase shares of Zapata common stock will be entitled to receive options to purchase New Company Common Stock on the same terms and conditions as were applicable to such Zapata option holders immediately prior to the effective time. The aggregate value of the consideration that holders of Zapata securities collectively shall be entitled to receive in the Merger shall not exceed $200,000, with each share of New Company Common Stock valued at $10.00 per share. In addition, the holders of the Senior Secured Notes may elect to exchange their notes for shares of New Company Common Stock in accordance with their terms.

One of AAC’s affiliates, Andretti Global, has preexisting contractual relationships with the Company. In February 2022, Andretti Global entered into i) an enterprise solution subscription agreement and ii) a sponsorship agreement with the Company (see Note 13), both of which expire on December 31, 2024. For the years ended December 31, 2023 and 2022, the Company recorded $1,733 and $1,534, respectively, in revenue related to the enterprise solution subscription agreement. Andretti Global also entered into a managed service agreement with the Company in October 2022. For the years ended December 31, 2023 and 2022, the Company recorded $245 and zero, respectively, in revenue related to the enterprise managed service agreement. For the years ended December 31, 2023 and 2022, the Company recorded $2,783 and $2,435, respectively, in sales and marketing expense related to the sponsorship agreement. The Company recognizes expense for the agreement over the period of service and will recognize $2,783 for year ending December 31, 2024. The remaining committed future payments under the sponsorship agreement at December 31, 2023 include $1,500 in accounts payable at December 31, 2023 and payments of $3,000 due from January to July 2024. The Company considered that these agreements were executed prior to the business combination agreement and were not executed in contemplation of the business combination. Accordingly, Andretti Global is not considered a related party prior to the consummation of the Merger with AAC.